Investments in associates (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Investments in Associates

	2017	2016
At January 1	270	242
Additions	73	20
Disposals	(15)	(4)
Share in net income	11	3
Share in changes in associate’s equity (note 32.6)	(5)	3
Impairment losses	(1)	-
Dividend	(11)	(7)
Net exchange difference	(13)	13
At December 31	308	270

Schedule of Financial Information of Associates	Summarized financial information of associates

	2017	2016
Post-tax profit or loss	9	3
Other comprehensive income	(5)	3
Total comprehensive income	3	7

Carrying amount	308	270